Earnings per unit and cash distributions (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Aug. 12, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income attributable to the unitholders of Höegh LNG Partners LP		$ 13,425	$ 5,185	$ (11,941)	$ 16,445	$ 24,204	$ 41,279
Less: Dividends paid or to be paid	[1]	(10,971)	(8,880)		(32,910)	(26,642)
Under (over) distributed earnings attributable to:
Distributed earnings		2,454	(3,695)		(16,465)	(2,438)
Common units public [Member]
Under (over) distributed earnings attributable to:
Distributed earnings		$ 1,030	$ (1,550)		$ (6,912)	$ (1,023)
Basic weighted average units outstanding
Weighted Average Number of Shares Issued, Basic		11,051	11,040		11,044	11,040
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted		11,054	11,040		11,048	11,040
Basic and diluted earnings per unit:
Earnings Per Share, Basic and Diluted	[2]	$ 0.51	$ 0.20		$ 0.61	$ 0.92
Common units Höegh LNG [Member]
Under (over) distributed earnings attributable to:
Distributed earnings		$ 197	$ (297)		$ (1,324)	$ (196)
Basic weighted average units outstanding
Weighted Average Number of Shares Issued, Basic		2,116	2,116		2,116	2,116
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted		2,116	2,116		2,116	2,116
Basic and diluted earnings per unit:
Earnings Per Share, Basic and Diluted	[2],[3]	$ 0.51	$ 0.20		$ 0.63	$ 0.92
Subordinated units Höegh LNG [Member]
Under (over) distributed earnings attributable to:
Distributed earnings		$ 1,227	$ (1,848)		$ (8,229)	$ (1,219)
Basic weighted average units outstanding
Weighted Average Number of Shares Issued, Basic		13,156	13,156		13,156	13,156
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted		13,156	13,156		13,156	13,156
Basic and diluted earnings per unit:
Earnings Per Share, Basic and Diluted	[2],[3]	$ 0.51	$ 0.20		$ 0.63	$ 0.92

[1]	Includes all distributions paid or to be paid in relationship to the period, regardless of whether the declaration and payment dates were prior to the end of the period, and is based the number of units outstanding at the period end.
[2]	Effective June 3, 2016, the Partnership granted 21,500 phantom units to the CEO/CFO of the Partnership. One-third of the phantom units vest as of December 31, 2017, 2018 and 2019, respectively. The phantom units impact the diluted weighted average units outstanding, however, the increase- in weighted average number of units was not significant enough to change the earnings per unit. Therefore, the basic and diluted earnings per unit is the same.
[3]	Includes total amounts attributable to incentive distributions rights of $113,227 and $339,634 for the three and nine months ended September 30, 2016, respectively. $15,688 and $47,059 for the three and the nine months ended September 30, 2016, respectively, was attributed to common units owned by Höegh LNG. $97,538 and $292,575 for the three and nine months ended September 30, 2016, respectively, was attributed to subordinated units owned by Höegh LNG.